UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments.

Small Cap Bull 2.5X Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 98.7%
MONEY MARKET FUNDS - 98.7%
1,052,466	Fidelity Institutional Money Market Government Portfolio	$1,052,466
3,358,698	Goldman Sachs Financial Square Government Fund	3,358,698
1,578,698	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,578,698
	TOTAL SHORT TERM INVESTMENTS (Cost $5,989,862)	$5,989,862

	TOTAL INVESTMENTS (Cost $5,989,862) - 98.7%	$5,989,862
	Other Assets in Excess of Liabilities - 1.3%	76,283
	TOTAL NET ASSETS - 100.0%	$6,066,145

Percentages are stated as a percent of net assets.

Small Cap Bull 2.5X Fund
Long Equity Swap Contracts
May 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	Russell 2000 Index	30,300	$15,113,235	6/4/2010	$84,639

Small Cap Bear 2.5X Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 99.1%
MONEY MARKET FUNDS - 99.1%
1,456,647	Fidelity Institutional Money Market Government Portfolio	$1,456,647
4,514,970	Goldman Sachs Financial Square Government Fund	4,514,970
2,184,970	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	2,184,970
	TOTAL SHORT TERM INVESTMENTS (Cost $8,156,587)	$8,156,587

	TOTAL INVESTMENTS (Cost $8,156,587) - 99.1%	$8,156,587
	Other Assets in Excess of Liabilities - 0.9%	74,238
	TOTAL NET ASSETS - 100.0%	$8,230,825

Percentages are stated as a percent of net assets.

Small Cap Bear 2.5X Fund
Short Equity Swap Contracts
May 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	Russell 2000 Index	40,700	$19,614,782	6/4/2010	$(799,524)

Dynamic HY Bond Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS - 0.3%
METALS & MINING - 0.3%
1,700,000	Novelis, Inc.
	7.25%, 2/15/2015 (a)	$1,126,250
	TOTAL CORPORATE BONDS (Cost $988,019)	$1,126,250

Shares
SHORT TERM INVESTMENTS - 89.3%
MONEY MARKET FUNDS - 89.3%
73,681,756	Fidelity Institutional Money Market Government Portfolio	$73,681,756
110,525,181	Goldman Sachs Financial Square Government Fund	110,525,181
134,300,181	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	134,300,181
	TOTAL SHORT TERM INVESTMENTS (Cost $318,507,118)	$318,507,118

	TOTAL INVESTMENTS (Cost $319,495,137) - 89.6%	$319,633,368
	Other Assets in Excess of Liabilities - 10.4%	37,169,813
	TOTAL NET ASSETS - 100.0%	$356,803,181

Percentages are stated as a percent of net assets.
(a) Callable

Dynamic HY Bond Fund
Futures Contracts
May 31, 2009 (Unaudited)
		Unrealized
Contracts		Appreciation
731	S&P 500 Index eMini Futures
	Expiring June 2009 (Underlying Face Amount at Market Value $33,689,963)	$1,545,469

Dynamic HY Bond Fund
Credit Default Swap Contracts - Sell Protection[1]
May 31, 2009 (Unaudited)

						Upfront
		Implied				Payments
		Credit	Receive	Termination	Notional	Paid	Unrealized
Counterparty	Reference Entity	Spread[2]	Fixed Rate	Date	Amount[3]	(Received)	Appreciation
Barclays Capital	CDX North American High Yield Index	10.05%	5.00%	6/20/2014	$35,095,500	$(7,492,134)	$1,394,291
Goldman Sachs	CDX North American High Yield Index	10.05%	5.00%	6/20/2014	19,800,000	(4,133,250)	693,000
Merrill Lynch	CDX North American High Yield Index	10.05%	5.00%	6/20/2014	74,052,000	(17,140,427)	4,274,024
					$128,947,500	$(28,765,811)	$6,361,315

[1] If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[2] Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as
"Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
[3] The maximum potential amount the Fund could be required to make as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

HY Bear Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares
SHORT TERM INVESTMENTS - 94.3%
MONEY MARKET FUNDS - 94.3%
3,263,422	Fidelity Institutional Money Market Government Portfolio	$3,263,422
4,895,114	Goldman Sachs Financial Square Government Fund	4,895,114
4,965,115	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	4,965,115
	TOTAL SHORT TERM INVESTMENTS (Cost $13,123,651)	$13,123,651

	TOTAL INVESTMENTS (Cost $13,123,651) - 94.3%	$13,123,651
	Other Assets in Excess of Liabilities - 5.7%	795,481
	TOTAL NET ASSETS - 100.0%	$13,919,132

Percentages are stated as a percent of net assets.

HY Bear Fund
Short Futures Contracts
May 31, 2009 (Unaudited)

		Unrealized
Contracts		Depreciation
26	S&P 500 Index eMini Futures
	Expiring June 2009 (Underlying Face Amount at Market Value $1,198,275)	$(18,787)

HY Bear Fund
Credit Default Swap Contracts - Buy Protection[1]
May 31, 2009 (Unaudited)
						Upfront
		Implied				Payments
		Credit	Receive	Termination	Notional	Paid	Unrealized
Counterparty	Reference Entity	Spread[2]	Fixed Rate	Date	Amount[3]	(Received)	(Depreciation)
Barclays Capital	CDX North American High Yield Index	10.05%	5.00%	6/20/2014	$5,296,500	$1,165,106	$(258,300)
Goldman Sachs	CDX North American High Yield Index	10.05%	5.00%	6/20/2014	2,475,000	525,938	(102,196)
Merrill Lynch	CDX North American High Yield Index	10.05%	5.00%	6/20/2014	1,188,000	304,425	(101,029)
					$8,959,500	$1,995,469	$(461,526)

[1] If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[2] Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as
"Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
[3] The maximum potential amount the Fund could be required to make as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

10 Year Note Bull 2.5X Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Principal Amount		Value
U.S. TREASURY OBLIGATIONS - 76.2%
U.S. TREASURY NOTES - 76.2%
$23,000,000	2.75%, 2/15/2019	$21,648,750
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,214,751)	$21,648,750

Shares
SHORT TERM INVESTMENTS - 16.2%
MONEY MARKET FUNDS - 16.2%
1,150,188	Fidelity Institutional Money Market Government Portfolio	$1,150,188
1,725,283	Goldman Sachs Financial Square Government Fund	1,725,283
1,725,282	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,725,282
	TOTAL SHORT TERM INVESTMENTS (Cost $4,600,753)	$4,600,753

	TOTAL INVESTMENTS (Cost $26,815,504) - 92.4%	$26,249,503
	Other Assets in Excess of Liabilities - 7.6%	2,160,424
	TOTAL NET ASSETS - 100.0%	$28,409,927

Percentages are stated as a percent of net assets.

10 Year Note Bull 2.5X Fund
Futures Contracts
May 31, 2009 (Unaudited)
		Unrealized
Contracts		Appreciation
422	U.S. Treasury 10-Year Note Futures
	Expiring September 2009 (Underlying Face Amount at Market Value $49,393,781)	$80,120

10 Year Note Bear 2.5X Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Principal
Amount		Value
SHORT TERM INVESTMENTS - 341.9%
REPURCHASE AGREEMENTS - 236.4%
$90,000,000	Mizuho Repurchase Agreement, 0.010%, 6/1/2009
	(Dated 5/29/2009, Collateralized by U.S. Treasury Note,
	2.750%, due 2/15/2019, valued at $84,712,500. Repurchase
	proceeds are $85,387,500.)	$85,387,500

Shares
MONEY MARKET FUNDS - 105.5%
9,529,323	Fidelity Institutional Government Portfolio	$9,529,323
14,293,984	Goldman Sachs Financial Square Government Fund	14,293,984
14,293,984	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	14,293,984
		$38,117,291

	TOTAL SHORT TERM INVESTMENTS (Cost $123,504,791)	$123,504,791

	Total Investments (Cost $123,504,791) - 341.9%	$123,504,791
	Liabilities in Excess of Other Assets - (241.9)%	(87,387,228)
	TOTAL NET ASSETS - 100.0%	$36,117,563

Percentages are stated as a percent of net assets.

10 Year Note Bear 2.5X Fund
Securities Sold Short
May 31, 2009 (Unaudited)
Principal
Amount
U.S. TREASURY NOTES - 234.5%
$90,000,000	2.75%, 2/15/2019	$84,712,500
	TOTAL SECURITIES SOLD SHORT (Proceeds $88,006,254)	$84,712,500

10 Year Note Bear 2.5X Fund
Short Futures Contracts
May 31, 2009 (Unaudited)
		Unrealized
Contracts		Depreciation
37	U.S. Treasury 10-Year Note Futures Contracts
	Expiring September 2009 (Underlying Face Amount at Market Value $4,330,734)	$(9,250)

HCM Freedom Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS - 19.8%
Electrical Equipment - 4.1%
5,500	First Solar, Inc. (a)	$1,045,000

Food Products - 4.1%
12,600	Green Mountain Coffee Roasters, Inc. (a)	1,051,722

Internet Software & Services - 11.6%
85,000	NetEase.com Inc. - ADR (a)	2,939,300

	TOTAL COMMON STOCKS (Cost $4,623,945)	$5,036,022

INVESTMENT COMPANIES - 60.2%
670,241	Hartford Floating Rate Fund	$5,073,727
356,189	Loomis Sayles Bond Fund	4,071,238
1,098,901	Northeast Investors Trust	5,120,879
29,800	SPDR Barclays Capital High Yield Bond	1,043,000
	TOTAL INVESTMENT COMPANIES (Cost $15,001,021)	$15,308,844

SHORT TERM INVESTMENTS - 17.4%
MONEY MARKET FUNDS - 17.4%
803,402	Fidelity Institutional Money Market Government Portfolio	$803,402
2,415,104	Goldman Sachs Financial Square Government Fund	2,415,104
1,205,103	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,205,103
	TOTAL SHORT TERM INVESTMENTS (Cost $4,423,609)	$4,423,609

	TOTAL INVESTMENTS (Cost $24,048,575) - 97.4%	$24,768,475
	Other Assets in Excess of Liabilities - 2.6%	666,129
	TOTAL NET ASSETS - 100.0%	$25,434,604

Percentages are stated as a percent of net assets.
(a) Non income producing

HCM Freedom Fund
Long Equity Swap Contracts
May 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital LLC	iShares iBoxx $ High Yield Bond	38,800	$2,997,647	6/7/2010	$35,349
Credit Suisse Capital LLC	SPDR Barclays Capital High Yield Bond	146,500	5,011,682	6/7/2010	115,818
Credit Suisse Capital LLC	NetEase.com Inc.	75,200	2,517,244	6/7/2010	83,172
			$10,526,573		$234,339

Commodity Bull 2X Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 80.1%
MONEY MARKET FUNDS - 80.1%
2,975,519	Fidelity Institutional Money Market Government Portfolio	$2,975,519
16,857,426	Goldman Sachs Financial Square Government Fund	16,857,426
4,463,279	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	4,463,279
	TOTAL SHORT TERM INVESTMENTS (Cost $24,296,224)	$24,296,224

	TOTAL INVESTMENTS (Cost $24,296,224) - 80.1%	$24,296,224
	Other Assets in Excess of Liabilities - 19.9%	6,026,889
	TOTAL NET ASSETS - 100.0%	$30,323,113

Percentages are stated as a percent of net assets.

Commodity Bull 2X Fund
Long Equity Swap Contracts
May 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Merrill Lynch	Morgan Stanley Commodity Related Index	61,070	$35,884,121	6/4/2010	$3,069,122
Merrill Lynch	Morgan Stanley Commodity Related Index	8,600	5,269,596	6/7/2010	215,416
Merrill Lynch	Morgan Stanley Commodity Related Index	4,800	2,962,383	6/8/2010	99,193
Merrill Lynch	Morgan Stanley Commodity Related Index	7,200	4,180,778	6/14/2010	411,745
Merrill Lynch	Morgan Stanley Commodity Related Index	3,000	1,783,908	6/18/2010	128,943
Merrill Lynch	Morgan Stanley Commodity Related Index	2,500	1,523,030	6/21/2010	70,990
Merrill Lynch	Morgan Stanley Commodity Related Index	950	572,944	6/22/2010	32,621
Merrill Lynch	Morgan Stanley Commodity Related Index	2,650	1,648,959	6/28/2010	40,728
Merrill Lynch	Morgan Stanley Commodity Related Index	2,400	1,505,042	6/29/2010	25,287
Merrill Lynch	Morgan Stanley Commodity Related Index	2,000	1,274,214	6/30/2010	683
		95,170	$56,604,975		$4,094,728

U.S. Government Money Market Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares
SHORT TERM INVESTMENTS - 100.9%
MONEY MARKET FUNDS - 100.9%
56,254,532	Fidelity Institutional Government Portfolio	$56,254,532
84,381,798	Goldman Sachs Financial Square Government Fund	84,381,798
84,381,798	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	84,381,798
	TOTAL SHORT TERM INVESTMENTS (Cost $225,018,128)	$225,018,128

	Total Investments (Cost $225,018,128) - 100.9%	$225,018,128
	Liabilities in Excess of Other Assets - (0.9)%	(1,985,006)
	TOTAL NET ASSETS - 100.0%	$223,033,122

Percentages are stated as a percent of net assets.

Emerging Markets Bull 2X Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 4.8%
52,000	iShares MSCI Emerging Markets Index Fund	$1,729,520
	TOTAL INVESTMENTS (Cost $1,478,680)
Shares
SHORT TERM INVESTMENTS - 84.7%
MONEY MARKET FUNDS - 84.7%
3,363,878	Fidelity Institutional Money Market Government Portfolio	$3,363,878
5,045,817	Goldman Sachs Financial Square Government Fund	5,045,817
22,211,207	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	22,211,207
	TOTAL SHORT TERM INVESTMENTS (Cost $30,620,902)	$30,620,902

	TOTAL INVESTMENTS (Cost $32,099,582) - 89.5%	$32,350,422
	Other Assets in Excess of Liabilities - 10.5%	3,808,337
	TOTAL NET ASSETS - 100.0%	$36,158,759

Percentages are stated as a percent of net assets.

Emerging Markets Bull 2X Fund
Long Equity Swap Contracts
May 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Merrill Lynch	iShares MSCI Emerging Markets Index	2,073,324	$65,848,770	6/28/2010	$3,109,986
Merrill Lynch	iShares MSCI Emerging Markets Index	1,500	47,712	6/28/2010	2,178
Merrill Lynch	iShares MSCI Emerging Markets Index	50,000	1,662,060	6/29/2010	940
		2,124,824	$67,558,542		$3,113,104

Emerging Markets Bear 2X Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 63.8%
MONEY MARKET FUNDS - 63.8%
183,308	Fidelity Institutional Money Market Government Portfolio	$183,308
2,611,206	Goldman Sachs Financial Square Government Fund	2,611,206
274,961	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	274,961
	TOTAL SHORT TERM INVESTMENTS (Cost $3,069,475)	$3,069,475

	TOTAL INVESTMENTS (Cost $3,069,475) - 63.8%	$3,069,475
	Other Assets in Excess of Liabilities - 36.2%	1,738,371
	TOTAL NET ASSETS - 100.0%	$4,807,846

Percentages are stated as a percent of net assets.

Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
May 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Merrill Lynch	iShares MSCI Emerging Markets Index	35,850	$1,137,508	6/18/2010	$(54,863)
Merrill Lynch	iShares MSCI Emerging Markets Index	13,000	413,010	6/21/2010	(19,370)
Merrill Lynch	iShares MSCI Emerging Markets Index	239,500	7,794,387	6/28/2010	(171,383)
		288,350	$9,344,905		$(245,616)

Developed Markets Bull 2X Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS -101.8%
MONEY MARKET FUNDS - 101.8%
690,126	Fidelity Institutional Money Market Government Portfolio	$690,126
2,105,205	Goldman Sachs Financial Square Government Fund	2,105,205
1,035,205	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,035,205
	TOTAL SHORT TERM INVESTMENTS (Cost $3,830,536)	$3,830,536

	TOTAL INVESTMENTS (Cost $3,830,536) - 101.8%	$3,830,536
	Liabilities in Excess of Other Assets - (1.8%)	(66,038)
	TOTAL NET ASSETS - 100.0%	$3,764,498

Percentages are stated as a percent of net assets.

Developed Markets Bull 2X Fund
Long Equity Swap Contracts
May 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	iShares MSCI EAFE Index	158,900	$7,325,833	6/4/2010	$206,736

Developed Markets Bear 2X Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS -96.5%
MONEY MARKET FUNDS - 96.5%
755,020	Fidelity Institutional Money Market Government Portfolio	$755,020
2,672,529	Goldman Sachs Financial Square Government Fund	2,672,529
1,132,530	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,132,530
	TOTAL SHORT TERM INVESTMENTS (Cost $4,560,079)	$4,560,079

	TOTAL INVESTMENTS (Cost $4,560,079) - 96.5%	$4,560,079
	Other Assets in Excess of Liabilities - 3.5%	165,895
	TOTAL NET ASSETS - 100.0%	$4,725,974

Percentages are stated as a percent of net assets.

Developed Markets Bear 2X Fund
Short Equity Swap Contracts
May 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	iShares MSCI EAFE Index	190,550	$8,853,060	6/4/2010	$(180,366)

Spectrum Select Alternative Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 87.7%
244,128	Artio Global High Income Fund	$2,089,737
48,115	Caldwell & Orkin Market Opportunity Fund	1,055,639
860,521	Columbia Conservative High Yield Fund	5,765,491
335,871	Hartford Floating Rate Fund	2,542,547
93,695	Highbridge Statistical Market Neutral Fund	1,516,927
76,923	TFS Market Neutral Fund	1,094,611
903,523	Western Asset High Yield Portfolio	6,433,081
	TOTAL INVESTMENT COMPANIES (Cost $18,690,996)	$20,498,033
Shares
SHORT TERM INVESTMENTS - 9.9%
MONEY MARKET FUNDS - 9.9%
576,825	Fidelity Institutional Government Portfolio	$576,825
865,237	Goldman Sachs Financial Square Government Fund	865,237
865,237	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	865,237
	TOTAL SHORT TERM INVESTMENTS (Cost $2,307,299)	$2,307,299

	Total Investments (Cost $20,998,295) - 97.6%	$22,805,332
	Other Assets in Excess of Liabilities - 2.4%	569,747
	TOTAL NET ASSETS - 100.0%	$23,375,079

Percentages are stated as a percent of net assets.

Spectrum Select Alternative Fund
Long Equity Swap Contract
May 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs	iShares iBoxx High Yield Bond	29,000	$2,239,965	5/23/2011	$26,965

Spectrum Select Alternative Fund
Credit Default Swap Contracts - Sell Protection[1]
May 31, 2009 (Unaudited)

						Upfront
		Implied				Payments
		Credit	Receive	Termination	Notional	Paid	Unrealized
Counterparty	Reference Entity	Spread[2]	Fixed Rate	Date	Amount[3]	(Received)	Appreciation
Goldman Sachs	CDX North American High Yield Index	10.93%	5.00%	12/20/2013	$1,548,130	$(659,870)	253,488
Goldman Sachs	CDX North American High Yield Index	10.44%	5.00%	6/20/2014	1,847,216	(429,784)	31,582
					$3,395,346	$(1,089,654)	$285,070

[1] If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[2] Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as
"Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
[3] The maximum potential amount the Fund could be required to make as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Spectrum Global Perspective Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 48.9%
664,029	Artio Global High Income Fund	$5,684,084
765,300	Columbia Conservative High Yield Fund	5,127,511
135,000	iShares MSCI Emerging Markets Index Fund	4,490,100
135,000	iShares MSCI EAFE Index Fund	6,399,000
25,599	TFS Market Neutral Fund	364,280
806,723	Western Asset High Yield Portfolio	5,743,866
	TOTAL INVESTMENT COMPANIES (Cost $23,934,439)	$27,808,841

SHORT TERM INVESTMENTS - 35.9%
MONEY MARKET FUNDS - 35.9%
5,103,592	Fidelity Institutional Government Portfolio	$5,103,592
7,655,388	Goldman Sachs Financial Square Government Fund	7,655,388
7,655,388	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	7,655,388
	TOTAL SHORT TERM INVESTMENTS (Cost $20,414,368)	$20,414,368

	Total Investments (Cost $44,348,807) - 84.8%	$48,223,209
	Other Assets in Excess of Liabilities - 15.2%	8,610,720
	TOTAL NET ASSETS - 100.0%	$56,833,929

Percentages are stated as a percent of net assets.

Spectrum Global Perspective Fund
Long Equity Swap Contracts
May 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs	iShares MSCI Emerging Market Index	681,500	$20,556,694	3/29/2011	$2,109,996
Goldman Sachs	iShares MSCI EAFE Index	176,400	7,995,594	4/26/2011	365,766
			$28,552,288		$2,475,762

Spectrum Equity Opportunity Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS - 6.1%
Chemicals - 0.7%
271	CF Industries Holdings, Inc.	$21,040
447	Mosaic Co.	24,451
700	Terra Industries, Inc.	19,453
139	Terra Nitrogen Co. LP	17,204
		82,148

Energy Equipment & Services - 1.3%
891	Cameron International Corp. (a)	27,826
648	Dril-Quip, Inc. (a)	26,775
667	National Oilwell, Inc. (a)	25,760
541	Oceaneering International, Inc. (a)	27,818
1,579	Rowan Companies, Inc.	32,306
477	Schlumberger Ltd. (Netherlands)	27,299
		167,784

Metals & Mining - 2.1%
1,252	Aluminum Corporation of China Ltd. ADR (China)	30,536
513	AngloGold Ashanti Ltd. ADR (South Africa)	21,715
1,111	Cameco Corp. (Canada)	30,664
493	Freeport-McMoRan Copper & Gold, Inc.	26,834
2,903	Ivanhoe Mines Ltd. (a)	15,909
141	Rio Tinto PLC ADR (United Kingdom)	25,583
1,087	Southern Copper Corp.	22,751
3,165	Teck Cominco Ltd. (Canada)	50,102
1,709	Weatherford International Ltd. (Switzerland)(a)	35,376
		259,470

Oil, Gas & Consumable Fuels - 2.0%
1,269	Denbury Resources, Inc. (a)	21,814
354	Hess Corp.	23,573
532	Imperial Oil Ltd. (Canada)	21,626
-	Kinder Morgan Management LLC (a)(b)	4
845	Newfield Exploration Co. (a)	30,521
1,101	Nexen, Inc. (Canada)	27,382
723	Petro-Canada (Canada)	32,195
608	Petroleo Brasileiro S.A. ADR (Brazil)	26,770
481	Range Resources Corp.	22,035
1,099	StatoilHydro ASA ADR (Norway)	23,101
1,798	Talisman Energy, Inc. (Canada)	29,290
		258,311
	TOTAL COMMON STOCKS (Cost $565,634)	$767,713

INVESTMENT COMPANIES - 41.6%
158,324	Artio Global High Income Fund	$1,355,250
179,113	Columbia Conservative High Yield Fund	1,200,056
4,666	Janus Advisor Long/Short Fund	42,601
14,500	Market Vectors Trust	632,200
6,200	Oil Services Holders Trust	659,308
193,277	Western Asset High Yield Portfolio	1,376,134
	TOTAL INVESTMENT COMPANIES (Cost $4,795,030)	$5,265,549

SHORT TERM INVESTMENTS - 34.9%
MONEY MARKET FUNDS - 34.9%
1,103,597	Fidelity Institutional Government Portfolio	$1,103,597
1,655,395	Goldman Sachs Financial Square Government Fund	1,655,395
1,655,395	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,655,395
	TOTAL SHORT TERM INVESTMENTS (Cost $4,414,387)	$4,414,387

	Total Investments (Cost $9,775,051) - 82.6%	$10,447,649
	Other Assets in Excess of Liabilities - 17.4%	2,206,311
	TOTAL NET ASSETS - 100.0%	$12,653,960

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non income producing.
(b) Fund holds less than one share.

Spectrum Equity Opportunity Fund
Futures Contracts
May 31, 2009 (Unaudited)
		Unrealized
Contracts		Appreciation
78	Russell 2000 Mini Futures
	Expiring June 2009 (Underlying Face Amount at Market Value $3,908,580)	$58,019

Spectrum Equity Opportunity Fund
Long Equity Swap Contracts
May 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs	iShares MSCI Emerging Market Index	78,000	$2,515,720	5/19/2011	$78,560

Evolution Managed Bond Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 90.7%
11,386	AllianceBernstein Global High Income Fund	$116,251
15,279	BlackRock Preferred Income Strategies Fund	122,232
13,948	BlackRock Corporate High Yield Fund VI	114,234
10,627	BlackRock Floating Rate Income Strategies Fund	117,428
9,516	Evergreen Multi-Sector Income Fund	113,431
7,948	iShares Barclays TIPS Bond Fund	809,186
42,111	iShares Barclays Aggregate Bond Fund	4,301,639
13,711	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,342,992
20,659	iShares iBoxx $ High Yield Corporate Bond Fund	1,614,914
15,366	iShares Barclays 7-10 Year Treasury Bond Fund	1,405,221
23,632	iShares Barclays 1-3 Year Treasury Bond Fund	1,984,143
31,554	iShares S&P National Municipal Bond Fund	3,199,576
11,259	iShares Barclays MBS Bond Fund	1,186,136
26,095	iShares Barclays 1-3 Year Credit Bond Fund	2,682,566
12,527	iShares Barclays 3-7 Year Treasury Bond Fund	1,399,767
2,189	iShares Barclays Short Treasury Bond Fund	241,228
18,578	MFS Charter Income Trust	147,324
17,346	MFS Intermediate Income Trust	110,841
20,378	MFS Government Markets Income Trust	145,091
23,894	Putnam Premier Income Trust	111,346
49,160	SPDR Barclays Capital International Treasury Bond Fund	2,673,321
5,633	SPDR Barclays Capital 1-3 Month T-Bill	258,442
10,181	Templeton Emerging Markets Income Fund	116,572
105,857	Vanguard Total Bond Market ETF	8,201,800
7,853	Western Asset Emerging Markets Debt Fund	113,868
16,242	Western Asset High Income Fund II	115,805
9,941	Western Asset/Claymore Inflation- Linked Opportunities & Income Fund	110,842
	TOTAL INVESTMENT COMPANIES (Cost $31,372,169)	$32,856,196

Shares
SHORT TERM INVESTMENTS - 3.7%
MONEY MARKET FUNDS - 3.7%
335,163	Fidelity Institutional Money Market Government Portfolio	$335,163
670,325	Goldman Sachs Financial Square Government Fund	670,325
335,163	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	335,163
	TOTAL SHORT TERM INVESTMENTS (Cost $1,340,651)	$1,340,651

	Total Investments (Cost $32,712,820) - 94.4%	$34,196,847
	Other Assets in Excess of Liabilities - 5.6%	2,038,102
	TOTAL NET ASSETS - 100.0%	$36,234,949

Percentages are stated as a percent of net assets.

Evolution All-Cap Equity Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS - 91.8%
Aerospace & Defense - 1.3%
11,120	Ceradyne, Inc. (a)	$251,312
9,080	Triumph Group, Inc.	357,843
		609,155
Airlines - 2.3%
5,819	Allegiant Travel Co. (a)	234,738
135,757	Republic Airways Holdings, Inc. (a)	795,536
		1,030,274
Beverages - 0.8%
13,328	PepsiAmericas, Inc.	350,526

Biotechnology - 1.3%
19,899	Cubist Pharmaceuticals, Inc. (a)	339,477
10,537	Dendreon Corp. (a)	238,874
		578,351
Building Products - 0.2%
5,514	Apogee Enterprises, Inc.	67,933

Chemicals - 5.7%
7,202	Agrium, Inc. (Canada)	354,482
4,545	CF Industries Holdings, Inc.	352,874
8,020	E.I. du Pont de Nemours & Co.	228,329
6,538	Mosaic Co.	357,629
12,766	OM Group, Inc. (a)	338,299
3,137	Potash Corporation of Saskatchewan, Inc. (Canada)	363,390
5,035	PPG Industries, Inc.	223,907
12,820	Terra Industries, Inc.	356,268
		2,575,178
Commercial Banks - 0.5%
10,159	BB&T Corp.	227,765

Commercial Services & Supplies - 3.7%
7,831	American Reprographics Co. (a)	68,208
20,415	Global Cash Access Holdings, Inc. (a)	142,497
17,893	Herman Miller, Inc.	254,617
5,403	Huron Consulting Group, Inc. (a)	247,620
30,105	Korn/Ferry International (a)	333,864
9,707	Pitney Bowes, Inc.	222,096
16,551	RR Donnelley & Sons Co.	223,108
1,138	Team, Inc. (a)	16,103
8,413	TNS, Inc. (a)	158,585
		1,666,698
Communications Equipment - 3.3%
24,348	Avocent Corp. (a)	340,872
10,524	Black Box Corp.	346,450
15,240	Comtech Telecommunications Corp. (a)	444,094
25,467	Corning, Inc.	374,365
		1,505,781
Computers & Peripherals - 1.4%
10,561	QLogic Corp. (a)	144,158
6,756	Teradata Corp. (a)	145,930
14,684	Western Digital Corp. (a)	364,897
		654,985
Construction & Engineering - 0.8%
11,306	EMCOR Group, Inc. (a)	254,046
360	Fluor Corp.	16,912
2,540	Foster Wheeler AG (Switzerland)(a)	67,361
400	Jacobs Engineering Group, Inc. (a)	17,160
		355,479
Consumer Finance - 1.2%
41,818	EZCORP, Inc. (a)	508,088
858	World Acceptance Corp. (a)	17,186
		525,274
Distributors - 0.6%
6,732	Genuine Parts Co.	225,387
2,527	WESCO International, Inc. (a)	67,547
		292,934
Diversified Consumer Services - 0.5%
2,492	ITT Educational Services, Inc. (a)	228,741

Diversified Investments - 0.8%
27,396	Hugoton Royalty Trust (a)	380,256

Diversified Telecommunication Services - 2.8%
8,931	AT&T, Inc.	221,399
5,247	Embarq Corp.	220,479
7,979	Neutral Tandem, Inc. (a)	231,391
49,732	Telecommunication Systems, Inc. (a)	371,498
7,483	Verizon Communications, Inc.	218,953
		1,263,720
Electric Utilities - 2.3%
9,668	Consolidated Edison, Inc.	342,828
23,403	Mirant Corp. (a)	365,321
19,668	Xcel Energy, Inc.	337,306
		1,045,455
Electrical Equipment - 3.0%
5,423	American Superconductor Corporation (a)	151,193
713	Flir Systems, Inc. (a)	16,014
53,398	Fushi Copperweld, Inc. (a)	453,349
35,843	GrafTech International Ltd. (a)	364,523
701	II-VI, Inc. (a)	16,824
9,151	Powell Industries, Inc. (a)	359,543
		1,361,446
Electronic Equipment, Instruments & Components- 0.4%
499	Amphenol Corp. - Class A	16,662
13,357	Maxwell Technologies, Inc. (a)	151,735
		168,397
Energy Equipment & Services - 3.0%
434	Baker Hughes, Inc.	16,952
4,421	Diamond Offshore Drilling, Inc.	372,602
405	Dril-Quip, Inc. (a)	16,735
436	ENSCO International, Inc.	16,956
487	Helmerich & Payne, Inc.	17,030
373	Lufkin Industries, Inc.	16,927
426	National-Oilwell, Inc. (a)	16,452
501	Noble Corp. (Switzerland)	17,219
324	Oceaneering International, Inc. (a)	16,660
4,477	SEACOR Holdings, Inc. (a)	342,087
17,234	T-3 Energy Services, Inc. (a)	250,238
3,154	Transocean Ltd. (Switzerland)(a)	250,680
		1,350,538
Food & Staples Retailing - 0.5%
12,355	Safeway, Inc.	250,312

Food Products - 2.1%
4,465	Green Mountain Coffee Roasters, Inc. (a)	372,694
6,041	H.J. Heinz Co.	220,980
8,558	Kraft Foods, Inc. - Class A	223,449
5,513	Peet's Coffee & Tea, Inc. (a)	143,834
		960,957
Health Care Equipment & Supplies - 3.8%
5,637	Align Technology, Inc. (a)	66,686
9,619	American Medical Systems Holdings, Inc. (a)	145,920
25,464	Cantel Medical Corp. (a)	346,565
1,123	Immucor, Inc. (a)	16,901
23,188	Inverness Medical Innovations, Inc. (a)	754,306
14,885	Somanetics Corp. (a)	250,217
5,541	Thoratec Corp. (a)	138,968
		1,719,563
Health Care Providers & Services - 3.8%
634	Almost Family, Inc. (a)	16,839
13,939	Amedisys, Inc. (a)	424,024
26,938	Gentiva Health Services, Inc. (a)	429,122
2,565	Humana, Inc. (a)	80,362
3,015	Lincare Holdings, Inc. (a)	65,667
23,333	Psychiatric Solutions, Inc. (a)	430,494
11,476	RehabCare Group, Inc. (a)	250,406
672	VCA Antech, Inc. (a)	16,309
		1,713,223
Household Durables - 0.0%
806	Garmin Ltd.	16,829

Household Products - 0.5%
4,284	Kimberly-Clark Corp.	222,297

Industrial Conglomerates - 0.6%
21,649	General Electric Co.	291,829

Insurance - 1.7%
4,246	Amerisafe, Inc. (a)	68,573
16,322	Covanta Holding Corp. (a)	246,625
25,414	Life Partners Holdings, Inc.	403,829
2,180	MetLife, Inc.	68,670
		787,697
Internet & Catalog Retail - 2.9%
14,615	Liberty Media Corp. (a)	353,098
9,607	NetFlix, Inc. (a)	378,708
42,403	Nutri/System, Inc.	580,921
1,148	PetMed Express, Inc. (a)	16,784
		1,329,511
Internet Software & Services - 3.4%
80,893	Earthlink, Inc. (a)	634,201
72,034	Gigamedia Ltd. (Singapore)(a)	437,246
7,453	Sohu.com, Inc. (a)	470,583
		1,542,030
IT Services - 1.6%
18,296	CSG Systems International, Inc. (a)	251,936
4,848	Hewitt Associates, Inc. (a)	140,592
8,967	Mantech International Corp. - Class A (a)	343,884
		736,412
Leisure Equipment & Products - 1.3%
11,110	Marvel Entertainment, Inc. (a)	368,630
14,898	Mattel, Inc.	232,558
		601,188
Machinery - 3.0%
12,307	Cascade Corp.	355,303
2,141	Dover Corp.	67,313
7,465	Joy Global, Inc.	257,319
6,456	Reliance Steel & Aluminum Co.	245,263
1,465	SPX Corp.	67,258
9,903	Westinghouse Air Brake Technologies Corp.	353,339
		1,345,795
Marine - 2.7%
18,764	Genco Shipping & Trading Ltd.	490,679
16,531	International Shipholding Corp Com New	365,996
38,337	TBS International Limited (a)	374,552
		1,231,227
Media - 0.8%
54,918	Tivo, Inc. (a)	384,426

Metals & Mining - 3.4%
23,390	Eldorado Gold Corp. (Canada)(a)	232,029
13,021	Peabody Energy Corp.	442,454
23,118	Penn Virginia Resource Partners LP	352,550
24,623	Silver Wheaton Corp. (Canada)(a)	259,034
7,431	United States Steel Corp.	253,248
		1,539,315
Multi-Utilities - 0.8%
11,473	SCANA Corp.	344,419

Oil, Gas & Consumable Fuels - 4.5%
1,004	Chevron Corp.	66,937
10,728	Cimarex Energy Co.	349,947
976	Denbury Resources, Inc. (a)	16,778
5,228	Energy Transfer Partners LP	221,197
18,344	EV Energy Partners LP	389,443
18,591	Linn Energy LLC	367,172
286	Murphy Oil Corp.	16,877
10,434	Overseas Shipholding Group, Inc.	352,878
380	Petro-Canada (Canada)	16,921
1,003	Talisman Energy, Inc. (Canada)	16,339
11,449	Targa Resources Partners LP	150,554
5,584	Teekay Tankers Ltd.	68,851
		2,033,894
Paper & Forest Products - 0.5%
14,033	MeadWestvaco Corp.	224,107

Personal Products - 0.5%
2,296	Herbalife Ltd.	67,066
1,702	Medifast, Inc. (a)	16,339
10,039	Nu Skin Enterprises, Inc. - Class A	145,666
		229,071
Pharmaceuticals - 3.0%
11,107	Bristol-Myers Squibb Co.	221,251
18,836	Matrixx Initiatives, Inc. (a)	350,538
8,123	Merck & Co., Inc.	224,032
31,157	Noven Pharmaceuticals, Inc. (a)	345,843
18,392	Optimer Pharmaceuticals, Inc. (a)	228,245
		1,369,909
Real Estate Investment Trusts - 0.5%
27,239	Prologis	231,259

Semiconductor & Semiconductor Equipment - 2.7%
34,012	Micrel, Inc.	249,988
18,079	Microsemi Corp. (a)	243,343
18,463	MKS Instruments, Inc. (a)	249,435
18,200	National Semiconductor Corp.	252,616
10,857	Varian Semiconductor Equipment Associates, Inc. (a)	255,357
		1,250,739
Software - 2.1%
16,328	Arcsight, Inc. (a)	263,044
5,259	MicroStrategy, Inc. (a)	246,121
4,396	Quality Systems, Inc.	219,493
33,405	VASCO Data Security International, Inc. (a)	247,531
		976,189
Specialty Retail - 3.5%
7,484	Aaron's, Inc.	243,754
1,488	Autozone, Inc. (a)	226,399
17,875	Genesco, Inc. (a)	460,996
17,825	Limited Brands, Inc.	222,991
8,689	Monro Muffler, Inc.	232,170
6,355	O'Reilly Automotive, Inc. (a)	229,098
		1,615,408
Textiles, Apparel & Luxury Goods - 2.8%
7,682	Deckers Outdoor Corp. (a)	445,249
25,258	True Religion Apparel, Inc. (a)	582,449
8,688	Phillips-Van Heusen Corp.	256,035
		1,283,733
Tobacco - 2.2%
12,996	Altria Group, Inc.	222,101
8,569	Lorillard, Inc.	585,520
5,439	Reynolds American, Inc.	217,397
		1,025,018
Water Utilities - 0.7%
10,879	American States Water Co.	341,057
	TOTAL COMMON STOCKS (Cost $38,749,971)	$41,836,300

INVESTMENT COMPANIES - 2.0%
27,688	iShares MSCI Emerging Markets Index Fund	$920,903
	TOTAL INVESTMENT COMPANIES (Cost $1,242,381)	$920,903
Shares
SHORT TERM INVESTMENTS - 1.3%
MONEY MARKET FUNDS - 1.3%
147,228	Fidelity Institutional Money Market Government Portfolio	$147,228
220,842	Goldman Sachs Financial Square Government Fund	220,842
220,841	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	220,841
	TOTAL SHORT TERM INVESTMENTS (Cost $588,911)	$588,911

	Total Investments (Cost $40,581,263) - 95.1%	$43,346,114
	Other Assets in Excess of Liabilities - 4.9%	2,231,873
	TOTAL NET ASSETS - 100.0%	$45,577,987

Evolution All-Cap Equity Fund
Short Futures Contracts
May 31, 2009 (Unaudited)

		Unrealized
Contracts		Depreciation
147	NASDAQ-100 Index eMini Futures
	Expiring June 2009 (Underlying Face Amount at Market Value $4,226,250)	$(151,355)
139	Russell 2000 Index eMini Futures
	Expiring June 2009 (Underlying Face Amount at Market Value $6,965,290)	(128,159)
156	S&P 500 Index eMini Futures
	Expiring June 2009 (Underlying Face Amount at Market Value $7,189,650)	(149,225)
		$(428,739)

Evolution Market Leaders Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
COMMON STOCK - 0.0%
Personal Products - 0.0%
1	Inter Parfums, Inc.	$4
	TOTAL COMMON STOCK (Cost $7)	$4

INVESTMENT COMPANIES - 50.1%
2,940	Fidelity NASDAQ Composite Index Tracking Stock	$203,154
23,224	iPath MSCI India Index ETN (United Kingdom)	1,183,263
24,820	iShares Dow Jones EPAC Select Dividend Index Fund	605,856
4,408	iShares Morningstar Large Growth Index Fund	205,545
8,469	iShares Morningstar Mid Core Index Fund	455,548
1,787	iShares Morningstar Mid Value Index Fund	89,279
9,917	iShares Morningstar Small Growth Index Fund	519,254
51,369	iShares MSCI Austria Investable Market Index Fund	861,458
49,307	iShares MSCI Belgium Investable Market Index Fund	516,737
8,417	iShares MSCI Brazil Index Fund	464,450
37,292	iShares MSCI Canada Index Fund	861,818
20,342	iShares MSCI EAFE Small Cap Index Fund	607,209
60,844	iShares MSCI Hong Kong Index Fund	863,376
18,289	iShares MSCI Sweden Index Fund	348,588
20,906	iShares MSCI Taiwan Index Fund	235,820
12,837	iShares MSCI Turkey Investable Market Index Fund	469,064
9,474	iShares Russell 2000 Growth Index Fund	521,638
6,218	iShares Russell 3000 Growth Index Fund	205,132
3,134	iShares Russell Midcap Index Fund	204,995
3,096	iShares Russell Midcap Value Index Fund	89,505
1,710	iShares S&P MidCap 400 Value Index Fund	88,886
29,410	Market Vectors Russia ETF	707,016
2,324	Midcap SPDR Trust Series 1	243,114
37,151	PowerShares India Portfolio	705,498
5,795	PowerShares QQQ	205,491
7,968	SPDR DJ Wilshire Small Cap Growth ETF	520,868
5,359	SPDR MSCI ACWI Ex-US ETF	141,156
28,722	SPDR S&P International Small Cap ETF	610,055
13,341	Vanguard Extended Market ETF	457,596
11,079	Vanguard FTSE All-World Ex-US Index Fund	470,733
9,705	Vanguard Mid-Cap ETF	456,620
2,621	Vanguard Mid-Cap Value Index Fund	90,058
12,141	Vanguard Small-Cap Growth ETF	519,494
6,684	WisdomTree Emerging Markets SmallCap Dividend Fund	225,585
38,670	WisdomTree India Earnings Fund	706,501
	TOTAL INVESTMENT COMPANIES (COST $14,520,239)	$15,660,360

SHORT TERM INVESTMENTS - 43.7%
MONEY MARKET FUNDS - 43.7%
3,408,115	Fidelity Institutional Money Market Government Portfolio	$3,408,115
5,112,173	Goldman Sachs Financial Square Government Fund	5,112,173
5,112,173	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	5,112,173
	TOTAL SHORT TERM INVESTMENTS (Cost $13,632,461)	$13,632,461

	TOTAL INVESTMENTS (Cost $28,152,707) - 93.8%	$29,292,825
	Other Assets in Excess of Liabilities - 6.2%	1,932,656
	TOTAL NET ASSETS - 100.0%	$31,225,481

Percentages are stated as a percent of net assets.

Evolution Alternative Investment Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 63.6%
97,041	The Arbitrage Fund	$1,223,683
4,419	BearLinx Alerian MLP Select Index ETN	117,236
1,800	Biotech HOLDRs	161,928
3,100	Claymore/BNY Mellon BRIC ETF	102,455
1,328	Consumer Staples Select Sector SPDR ETF	30,690
2,000	CurrencyShares Australian Dollar Trust	160,460
423	CurrencyShares British Pound Sterling Trust	68,336
673	CurrencyShares Canadian Dollar Trust	61,620
1,927	CurrencyShares Japanese Yen Trust	201,159
16,306	Diamond Hill Long-Short Funds	234,479
11,650	Franklin Gold & Precious Metals	412,191
106,384	Gabelli ABC Fund	1,011,712
2,700	Internet HOLDRs Trust	112,158
661	iShares Barclays 1-3 Year Treasury Bond Fund	55,497
1,303	iShares Barclays 3-7 Year Treasury Bond Fund	145,597
994	iShares Barclays 7-10 Year Treasury Bond Fund	90,901
1,628	iShares Barclays TIPS Bond Fund	165,747
1,908	iShares Dow Jones U.S. Consumer Services Sector Index Fund	84,868
2,594	iShares Dow Jones U.S. Health Care Providers Index Fund	97,171
1,889	iShares Dow Jones U.S. Home Construction Index Fund	18,795
617	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	28,542
474	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	17,273
2,824	iShares Dow Jones U.S. Telecommunications Sector Index Fund	50,182
1,022	iShares FTSE/Xinhua China 25 Index Fund	38,161
672	iShares MSCI Brazil Index Fund	37,081
2,329	iShares MSCI BRIC Index Fund	85,428
902	iShares MSCI Chile Investable Market Index Fund	39,868
3,652	iShares MSCI Hong Kong Index Fund	51,822
2,488	iShares MSCI South Korea Index Fund	89,792
13,076	iShares MSCI Taiwan Index Fund	147,497
2,200	iShares S&P Developed ex-U.S. Property Index Fund	57,860
574	iShares S&P Global Energy Sector	18,896
1,796	iShares S&P Latin America 40 Index	64,566
1,356	iShares S&P North American Natural Resources Sector Index Fund	41,385
41,691	James Market Neutral Fund	429,422
1,433	Market Vectors Gold Miners ETF	63,181
54,259	The Merger Fund	801,949
32,784	Permanent Portfolio	1,143,850
2,402	PowerShares DB G10 Currency Harvest Fund	51,091
1,741	PowerShares Dynamic Biotechnology & Genome Portfolio	23,886
4,782	PowerShares Dynamic Food & Beverage Portfolio	62,931
2,244	PowerShares Dynamic Oil & Gas Services Portfolio	34,400
2,763	PowerShares Golden Dragon Halter USX China Portfolio	57,084
2,721	PowerShares Lux Nanotech Portfolio	22,530
817	ProShares Ultra Oil & Gas	24,584
1,233	ProShares Ultra Real Estate	4,723
556	ProShares Ultra Semiconductors	10,508
425	ProShares Ultra Technology	12,559
1,562	ProShares UltraShort 20+ Year Treasury	82,114
4,361	ProShares UltraShort 7-10 Year Treasury	246,789
129	ProShares UltraShort Consumer Services	8,295
35	ProShares UltraShort Real Estate	684
468	The Retail HOLDRS Trust	36,331
10,651	RiverSource Precious Metals & Mining	116,953
955	Rydex Precious Metals Fund	55,126
3,300	Rydex S&P Equal Weight Health Care ETF	146,520
7,065	SPDR Barclays Capital TIPS ETF	350,848
295	SPDR Dow Jones International Real Estate ETF	8,511
2,957	SPDR Morgan Stanley Technology ETF	129,221
3,422	SPDR S&P BRIC 40 ETF	71,280
2,184	SPDR S&P China ETF	132,328
468	SPDR S&P Emerging Asia Pacific ETF	29,058
1,178	SPDR S&P Emerging Latin America ETF	67,464
671	SPDR S&P Emerging Middle East & Africa ETF	34,476
1,529	SPDR S&P Homebuilders ETF	18,455
2,530	SPDR S&P Metals & Mining ETF	95,735
2,470	SPDR S&P Oil & Gas Equipment & Services ETF	59,848
903	SPDR S&P Oil & Gas Exploration & Production ETF	32,625
3,382	SPDR S&P Retail ETF	92,870
122,462	TFS Market Neutral Fund	1,742,629
1,028	United States Natural Gas Fund, LP	14,978
330	Vanguard Consumer Staples ETF	18,916
287	Vanguard REIT ETF	9296
16,264	WisdomTree Dreyfus Brazilian Real Fund	371,145
8,468	WisdomTree Dreyfus Chinese Yuan Fund	216,612
2,640	WisdomTree International Real Estate Fund	60,720
	TOTAL INVESTMENT COMPANIES (COST $11,698,462)	$12,317,561
Shares
SHORT TERM INVESTMENTS - 38.5%
MONEY MARKET FUNDS - 38.5%
1,860,108	Fidelity Institutional Money Market Government Portfolio	$1,860,108
2,790,163	Goldman Sachs Financial Square Government Fund	2,790,163
2,790,163	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	2,790,163
	TOTAL SHORT TERM INVESTMENTS (Cost $7,440,434)	$7,440,434

	TOTAL INVESTMENTS (Cost $19,138,896) - 102.1%	$19,757,995
	Liabilities in Excess of Other Assets - (2.1)%	(401,859)
	TOTAL NET ASSETS - 100.0%	$19,356,136

Percentages are stated as a percent of net assets.

PSI Core Strength Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 69.9%
22,500	Diamonds Trust Series I	$1,921,275
18,900	Energy Select Sector SPDR Fund	973,539
57,000	Financial Select Sector SPDR Fund	703,950
15,700	iShares Dow Jones U.S. Basic Materials Sector Index Fund	720,787
13,200	iShares Dow Jones U.S. Healthcare Sector Index Fund	692,868
13,400	iShares Dow Jones U.S. Telecommunications Sector Index Fund	239,056
9,700	iShares iBoxx $ Investment Grade Corporate Bond Fund	950,115
20,400	iShares MSCI EAFE Index Fund	966,960
43,300	iShares MSCI Emerging Markets Index Fund	1,440,158
25,200	iShares MSCI Japan Index Fund	236,124
14,300	iShares Russell 2000 Index Fund	718,861
7,300	iShares S&P Europe 350 Index Fund	238,710
28,000	Market Vectors Gold Miners Fund	1,234,520
7,400	PowerShares DB US Dollar Index Bearish Fund	199,430
27,000	PowerShares QQQ Trust, Series I	957,420
10,800	ProShares UltraShort Financials	449,496
44,500	Rydex S&P Equal Weight Fund	1,390,180
11,400	Semiconductor HOLDRS Trust	240,540
47,000	SPDR Barclays Capital High Yield Bond	1,645,000
26,800	Utilities Select Sector SPDR Fund	718,240
	TOTAL INVESTMENT COMPANIES (COST $15,347,621)	$16,637,229

Shares
SHORT TERM INVESTMENTS - 33.2%
MONEY MARKET FUNDS - 33.2%
1,978,270	Fidelity Institutional Money Market Government Portfolio	$1,978,270
2,967,375	Goldman Sachs Financial Square Government Fund	2,967,375
2,967,375	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	2,967,375
	TOTAL SHORT TERM INVESTMENTS (Cost $7,913,020)	$7,913,020

	TOTAL INVESTMENTS (Cost $23,260,641) - 103.1%	$24,550,249
	Liabilities in Excess of Other Assets - (3.1)%	(733,251)
	TOTAL NET ASSETS - 100.0%	$23,816,998

Percentages are stated as a percent of net assets.

PSI Macro Trends Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 52.2%
11,300	iShares Barclays TIPS Bond Fund	$1,150,453
15,700	iShares iBoxx $ High Yield Corporate Bond Fund	1,227,269
77,800	iShares MSCI EAFE Index Fund	3,687,720
75,700	iShares MSCI Emerging Markets Index Fund	2,517,782
16,300	iShares Russell 1000 Growth Index Fund	662,595
13,900	iShares Russell 1000 Value Index Fund	667,617
20,800	iShares Russell 2000 Index Fund	1,045,616
15,800	iShares Russell Midcap Growth Index Fund	572,750
17,800	iShares Russell Midcap Value Index Fund	514,598
8,700	MidCap SPDRs	910,107
	TOTAL INVESTMENT COMPANIES (COST $11,949,971)	$12,956,507

Shares
SHORT TERM INVESTMENTS - 45.5%
MONEY MARKET FUNDS - 45.5%
2,767,768	Fidelity Institutional Money Market Government Portfolio	$2,767,768
4,371,651	Goldman Sachs Financial Square Government Fund	4,371,651
4,151,651	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	4,151,651
	TOTAL SHORT TERM INVESTMENTS (Cost $11,291,070)	$11,291,070

	TOTAL INVESTMENTS (Cost $23,241,041) - 97.7%	$24,247,577
	Other Assets in Excess of Liabilities - 2.3%	569,530
	TOTAL NET ASSETS - 100.0%	$24,817,107

Percentages are stated as a percent of net assets.

PSI Macro Trends Fund
Futures Contracts
May 31, 2009 (Unaudited)
		Unrealized
Contracts		Appreciation
84	S&P 500 Index eMini Futures
	Expiring June 2009 (Underlying Face Amount at Market Value $3,871,350)	$674,663

PSI Macro Trends Fund
Long Equity Swap Contracts
May 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	Morgan Stanley Commodity Related Index	4,100	$2,133,411	6/4/2010	$483,302

PSI Total Return Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 83.8%
84,000	iShares Barclays 1-3 Year Treasury Bond Fund	$7,052,640
15,700	iShares Barclays 7-10 Year Treasury Bond Fund	1,435,765
96,850	iShares Barclays Aggregate Bond Fund	9,893,227
14,080	iShares Barclays TIPS Bond Fund	1,433,485
43,500	iShares iBoxx $ Investment Grade Corporate Bond Fund	4,260,825
	TOTAL INVESTMENT COMPANIES (COST $24,037,289)	$24,075,942

Shares
SHORT TERM INVESTMENTS - 23.6%
MONEY MARKET FUNDS - 23.6%
1,698,325	Fidelity Institutional Money Market Government Portfolio	$1,698,325
1,698,325	Goldman Sachs Financial Square Government Fund	1,698,325
3,396,651	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	3,396,651
	TOTAL SHORT TERM INVESTMENTS (Cost $6,793,301)	$6,793,301

	TOTAL INVESTMENTS (Cost $30,830,590) - 107.4%	$30,869,243
	Liabilities in Excess of Other Assets - (7.4)%	(2,120,930)
	TOTAL NET ASSETS - 100.0%	$28,748,313

Percentages are stated as a percent of net assets.

PSI Total Return Fund
Futures Contracts
May 31, 2009 (Unaudited)

		Unrealized
Contracts		Appreciation
3	U.S. Treasury 10-Year Note Futures
	Expiring Sept 2009 (Underlying Face Amount at Market Value $351,141)	$3,339

China Bull 2X Fund
Schedule of Investments
May 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 74.4%
MONEY MARKET FUNDS - 74.4%
2,154,720	Fidelity Institutional Government Portfolio	$2,154,720
3,232,081	Goldman Sachs Financial Square Government Fund	3,232,081
3,232,080	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	3,232,080
	TOTAL SHORT TERM INVESTMENTS (Cost $8,618,881)	$8,618,881

	Total Investments (Cost $8,618,881) - 74.4%	$8,618,881
	Other Assets in Excess of Liabilites - 25.6%	2,964,037
	TOTAL NET ASSETS - 100.0%	$11,582,918

Percentages are stated as a percent of net assets.

China Bull 2X Fund
Long Equity Swap Contracts
May 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital LLC	iShares FTSE/Xinhua China 25 Index	618,500	$21,199,016	1/4/2010	$939,658

The cost basis of investments for federal income tax purposes at May 31, 2009 was as follows*:

	Small Cap Bull 2.5X Fund	Small Cap Bear 2.5X Fund	Dynamic HY Bond Fund
Cost of investments	$5,989,862	$8,156,587	$319,495,137
Gross unrealized appreciation	$162,838	$0	$6,755,408
Gross unrealized depreciation	$(162,838)	$(0)	$(6,617,177)
Net unrealized appreciation/(depreciation)	$0	$0	$138,231

	HY Bear Fund	10 Year Note Bull 2.5X Fund	10 Year Note Bear 2.5X Fund
Cost of investments	$13,123,651	$26,824,875	$123,504,791
Gross unrealized appreciation	$0	$0	$3,294,378
Gross unrealized depreciation	$(0)	$(575,372)	$(3,294,378)
Net unrealized appreciation/(depreciation)	$0	$(575,372)	$0

	HCM Freedom Fund	Commodity Bull 2X Fund	U.S. Government Money Market Fund
Cost of investments	$24,048,575	$28,421,049	$225,018,128
Gross unrealized appreciation	$950,922	$4,055,797	$0
Gross unrealized depreciation	$(231,022)	$(8,180,622)	$(0)
Net unrealized appreciation/(depreciation)	$719,900	$(4,124,825)	$0

	Emerging Markets Bull 2X Fund	Emerging Markets Bear 2X Fund	Developed Markets Bull 2X Fund
Cost of investments	$35,011,579	$3,069,475	$4,267,238
Gross unrealized appreciation	$3,363,003	$0	$206,060
Gross unrealized depreciation	$(6,024,160)	$(0)	$(642,762)
Net unrealized appreciation/(depreciation)	$(2,661,157)	$0	$(436,702)

	Developed Markets Bear 2X Fund	Spectrum Select Alternative Fund	Spectrum Global Perspective Fund
Cost of investments	$4,560,079	$21,035,487	$56,883,147
Gross unrealized appreciation	$0	$2,098,509	$6,330,684
Gross unrealized depreciation	$(0)	$(328,664)	$(14,990,622)
Net unrealized appreciation/(depreciation)	$0	$1,769,845	$(8,659,938)

	Spectrum Equity Opportunity Fund	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund
Cost of investments	$9,891,940	$33,101,420	$42,737,355
Gross unrealized appreciation	$778,950	$1,504,226	$3,140,448
Gross unrealized depreciation	$(223,241)	$(408,799)	$(2,531,689)
Net unrealized appreciation/(depreciation)	$555,709	$1,095,427	$608,759

	Evolution Market Leaders Fund	Evolution Alternative Investment Fund	PSI Core Strength Fund
Cost of investments	$29,698,238	$19,731,416	$23,302,883
Gross unrealized appreciation	$1,244,127	$688,206	$1,367,471
Gross unrealized depreciation	$(1,649,540)	$(661,627)	$(120,105)
Net unrealized appreciation/(depreciation)	$(405,413)	$26,579	$1,247,366

	PSI Macro Trends Fund	PSI Total Return Fund	China Bull 2X Fund
Cost of investments	$23,747,084	$31,092,574	$9,629,808
Gross unrealized appreciation	$2,208,899	$76,284	$943,604
Gross unrealized depreciation	$(1,708,406)	$(299,615)	$(1,954,531)
Net unrealized appreciation/(depreciation)	$500,493	$(223,331)	$(1,010,927)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, FASB issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about use of fair value measurements in an effort to make measurements of fair value more consistent and comparable. The Direxion Funds have adopted FAS 157 effective September 1, 2008. A summary of fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in these securities.

The following is a summary of the inputs used to value each Fund's net assets as of May 31, 2009:

	Small Cap Bull 2X Fund		Small Cap Bear 2X Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$5,989,862	$—	$8,156,587	$—
Level 2 - Other significant observable inputs	—	84,639	—	(799,524)
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$5,989,862	$84,639	$8,156,587	$(799,524)

	10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$4,600,753	$80,120	$38,117,291	$(9,250)
Level 2 - Other significant observable inputs	21,648,750	—	675,000	—
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$26,249,503	$80,120	$38,792,291	$(9,250)

	Dynamic HY Bond Fund		HY Bear Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$318,507,118	$1,545,469	$13,123,651	$(18,787)
Level 2 - Other significant observable inputs	1,126,250	6,361,315	—	(461,526)
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$319,633,368	$7,906,784	$13,123,651	$(480,313)

	Commodity Bull 2X Fund		Emerging Markets Bull 2X Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$24,296,224	$—	$32,350,422	$—
Level 2 - Other significant observable inputs	—	4,094,728	—	3,113,104
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$24,296,224	$4,094,728	$32,350,422	$3,113,104

	Emerging Markets Bear 2X Fund		Developed Markets Bull 2X Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$3,069,475	$—	$3,830,536	$—
Level 2 - Other significant observable inputs	—	(245,616)	—	206,736
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$3,069,475	$(245,616)	$3,830,536	$206,736

	Developed Markets Bear 2X Fund		China Bull 2X Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$4,560,079	$—	$8,618,881	$—
Level 2 - Other significant observable inputs	—	(180,366)	—	939,658
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$4,560,079	$(180,366)	$8,618,881	$939,658

	U.S. Government Money Market Fund		Evolution Managed Bond Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$225,018,128	$—	$34,196,847	$—
Level 2 - Other significant observable inputs	—	—	—	—
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$225,018,128	$—	$34,196,847	$—

	Evolution All-Cap Equity Fund		Evolution Market Leaders Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$43,346,114	$(428,739)	$29,292,825	$—
Level 2 - Other significant observable inputs	—	—	—	—
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$43,346,114	$(428,739)	$29,292,825	$—

	Evolution Alternative Investment Fund		HCM Freedom Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$19,757,995	$—	$24,768,475
Level 2 - Other significant observable inputs	—	—	—	234,339
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$19,757,995	$—	$24,768,475	$234,339

	PSI Core Strength Fund		PSI Macro Trends Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$24,550,249	$—	$24,247,577	$674,663
Level 2 - Other significant observable inputs	—	—	—	483,302
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$24,550,249	$—	$24,247,577	$1,157,965

	PSI Total Return Fund		Spectrum Select Alternative Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$30,869,243	$3,339	$22,805,332	$—
Level 2 - Other significant observable inputs	—	—	—	312,035
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$30,869,243	$3,339	$22,805,332	$312,035

	Spectrum Global Perspective Fund		Spectrum Equity Opportunity Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$48,223,209	$—	$10,447,649	$58,019
Level 2 - Other significant observable inputs	—	2,475,762	—	78,560
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$48,223,209	$2,475,762	$10,447,649	$136,579

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Direxion Funds

By (Signature and Title)    /s/Daniel D. O'Neill
Daniel D. O’Neill, President

Date    July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Daniel D. O'Neill
Daniel D. O’Neill, President

Date    July 27, 2009

By (Signature and Title)    /s/Guy F. Talarico
Guy F. Talarico, Principal Financial Officer

Date    July 27, 2009